Acquisitions and Other - Pinnacle Care International, Inc (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Disclosure of detailed information about business combination [line items]
Goodwill	$ 8,705	$ 6,517
Intangible assets	$ 4,724	$ 3,370
PinnacleCare
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired			100.00%
Cash transferred			$ 110
Goodwill			45
Intangible assets			$ 64